LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Short-term lease expenses	$ 3	$ 4	$ 6	$ 8
Operating lease expenses	35	$ 40	70	79
Operating lease right-of-use assets	398		398
Operating lease liabilities	$ 396		$ 396		$ 449
Weighted average remaining lease term	6 years 10 months 24 days		6 years 10 months 24 days
Weighted average discount rate	3.30%		3.30%
Leased assets obtained in exchange for operating lease obligations			$ 33	41
Operating cash outflow for amounts included in the measurement of operating lease obligations			$ 70	$ 79
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years		3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years		5 years